INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
Mexico operations	2018	2017

Deferred income tax assets:
Tax loss carryforwards	$13,709	$9,326
Provision for reclamation and rehabilitation	2,823	2,754
Other	3,774	1,959
Deferred income tax liabilities:
Inventories	(1,838)	(1,816)
Mineral properties, plant and equipment	(9,621)	(12,523)
Other	(35)	(637)
Deferred income tax assets (liabilities), net	$8,812	$(937)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	December 31,	December 31,
	2018	2017

Current income tax expense (recovery):
Current income tax expense in respect of current year	$2,559	$3,779
Special mining duty	1,850	844
Adjustments recognized in the current year in relation to prior years	68	27
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	(10,745)	(4,375)
Special mining duty	1,315	586
Adjustments recognized in the current year in relation to prior years	(319)	(2,658)
Total income tax expense (recovery)	$(5,272)	$(1,797)

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2018	2017

Canadian statutory tax rates	27.00%	26.00%

Income tax expense computed at Canadian statutory rates	$(4,782)	$2,050
Foreign tax rates different from statutory rate	(5,018)	(3,412)
Change in tax rates	291	-
Withholding taxes, net of tax credits	665	678
Stock-based compensation	541	743
Foreign exchange	3,738	(2,381)
Inflationary adjustment	3,710	2,539
Other items	1,259	956
Adjustments recognized in the current year in relation to prior years	(319)	(61)
Current year losses not recognized	4,212	2,612
Special mining duty Mexican tax	535	1,430
Recognition of previously unrecognized losses	(10,104)	(6,951)
Income tax expense	$(5,272)	$(1,797)